COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Nov. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases

At November 30, 2014, obligations for future minimum payments under operating leases were as follows:

(Dollars in thousands)
2015	$148,744
2016	114,213
2017	91,913
2018	70,798
2019	56,779
Thereafter	132,052

Total future minimum lease payments	$614,499